Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Derivative, Fair Value, Net [Abstract]
Fair Value Measurements - Recurring Measurements (Table)
	Significant Other Observable Inputs (Level 2)
Recurring measurements:	December 31, 2022	December 31, 2021
Interest rate swaps	$34,877	$8,824